Consolidated Statements of Loss and Comprehensive Loss - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Research and development expenses	€ (57,375,574)	€ (35,789,166)	€ (19,508,101)
General and administrative expenses	(29,339,034)	(18,349,460)	(5,498,491)
Total operating expenses	(86,714,608)	(54,138,626)	(25,006,592)
Finance income / (expenses)	11,061,138	11,477,964	(1,062,363)
Loss before income tax	(75,653,470)	(42,660,662)	(26,068,955)
Income tax (expense) / benefit	(679,087)	(70,117)	83,251
Net Loss	(76,332,557)	(42,730,779)	(25,985,704)
Other comprehensive loss
Exchange gain / (loss) arising on translation of foreign operations	0	30,293	(4,365)
Total comprehensive loss attributable to:
Equity holders of the Company	€ (76,332,557)	€ (42,700,486)	€ (25,990,069)
Basic and diluted loss per share	€ (2.27)	€ (1.40)	€ (5.36)